Intangible Assets, Net And Goodwill (Schedule Of Intangible Assets, Net And Goodwill) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 18,119,000	$ 8,151,000
Intangible assets, net and goodwill, total	876,589,000	42,636,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net (excluding goodwill)	426,603,000	23,338,000
Intangibles, accumulated amortization	41,958,000	39,051,000
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net (excluding goodwill)	9,081,000	9,670,000
Intangibles, accumulated amortization	2,917,000	2,328,000
Trademarks And Tradename [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net (excluding goodwill)	278,024,000	1,210,000
Intangibles, accumulated amortization	1,527,000	791,000
Cattle Supply Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net (excluding goodwill)	143,500,000
Other Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net (excluding goodwill)	1,262,000	267,000
Intangibles, accumulated amortization	$ 5,095,000	$ 2,650,000